Fair Value Measurements - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	$ 114,688	$ 47,801
Liabilities, carrying amount	27,564	26,717
Fair Value, Inputs, Level 3 [Member] | Accounts Payable [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	13,496	12,863
Liabilities, fair value	13,496	12,863
Fair Value, Inputs, Level 3 [Member] | Notes Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	5,900	4,085
Liabilities, fair value	5,900	4,085
Fair Value, Inputs, Level 3 [Member] | Indebtedness to Related Parties, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	78	79
Liabilities, fair value	78	79
Fair Value, Inputs, Level 3 [Member] | Convertible Note Payable, Current
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	9	190
Liabilities, fair value	9	190
Fair Value, Inputs, Level 3 [Member] | Bonds, Mortgages and Other Long-Term Debt
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	102	1,820
Liabilities, fair value	102	1,820
Fair Value, Inputs, Level 3 [Member] | Convertible Note Payable, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount		1,519
Liabilities, fair value		1,846
Fair Value, Inputs, Level 3 [Member] | Indebtedness to Related Parties, Noncurrent
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities, carrying amount	1,387
Liabilities, fair value	1,387
Receivables | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	4,285	5,471
Assets, fair value	4,285	5,471
Notes Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	13	63
Assets, fair value	13	63
Notes Receivable Related Parties, Noncurrent | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	32
Assets, fair value	32
Equity Securities, At Cost | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets, carrying amount	455	486
Assets, fair value	$ 455	$ 486